Employee Benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 1,923,480	R$ 1,727,760	R$ 1,055,959
Social security contributions	335,081	353,789	258,488
Profit sharing and annual bonuses	221,289	213,942	61,629
Share-based payments	251,239	213,076	113,169
Total of employee benefits	R$ 2,731,089	R$ 2,508,567	R$ 1,489,245